Subsequent events (Additional Information) (Details)							1 Months Ended	12 Months Ended
	Mar. 12, 2019 USD ($) $ / shares shares	Feb. 05, 2019 USD ($) $ / shares shares	Jun. 07, 2018 USD ($)	Jun. 07, 2018 HKD ($)	Mar. 08, 2018 HKD ($) shares	Mar. 15, 2016 shares	Apr. 28, 2017 shares	Dec. 31, 2018 USD ($)
Subsequent Event [Line Items]
Business Combination, Consideration Transferred		$ 5,200,000	$ 3,500,000	$ 27,103,410	$ 26,100,000			$ 12,700,000
Stock Issued During Period, Shares, Acquisitions		4,519,347			2,935,222	1,162,305	1,500,000
Vision Lane Limited [Member]
Subsequent Event [Line Items]
Business Combination, Consideration Transferred | $		$ 12,428,205
Stock Issued During Period, Shares, Acquisitions		4,519,347
Sale of Stock, Price Per Share | $ / shares		$ 1.10
Subsequent Event [Member] | Vision Lane Limited [Member]
Subsequent Event [Line Items]
Business Combination, Consideration Transferred | $	$ 12,428,205,000
Stock Issued During Period, Shares, Acquisitions	4,519,347
Sale of Stock, Price Per Share | $ / shares	$ 1.10